Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Purchase Price Allocation (Table) (Details) (Agamemnon Container Carrier Corp, USD $) In Thousands, unless otherwise specified	Dec. 22, 2012
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Vessel	$ 68,000
Above market acquired time charter	2,250
Identifiable assets	70,250
Purchase price	$ (70,250)